Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure of income tax [abstract]
Current income taxes	€ (39,309)	€ (36,049)	€ (59,417)	€ (56,025)
Deferred income taxes	(453)	(8,549)	1,028	(7,706)
Income tax expense	€ (39,762)	€ (44,598)	€ (58,389)	€ (63,731)